UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
                                   [    ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York,  NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Schloss
Title: Chairman
Phone: 212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss             New York,  New York             August  11, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.




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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $135,091


List of Other Included Managers:

       No.            Form 13F File Number              Name

       01             28-6788                           Rexford Management, Inc.

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                                                         Form 13F Information Table

          Column 1                   Column 2       Column 3 Column 4       Column 5        Column 6  Column 7        Column 8
          --------                   --------       -------- --------       --------        --------  --------        --------

                                                              Value     Shrs or   Sh/ Put/  Investment   Other     Voting Authority
       Name of Issuer              Title of Class   Cusip    (x$1000)   Prn Amt   Prn Call  Discretion  Managers  Sole  Shared  None
       --------------              --------------   -----    --------   -------   --- ----  ----------  --------  ----  ------  ----
OMI Corp.                               Com         Y6476W104     62      30,000  Sh          Sole                30,000     0     0
Ameritech Corp.                         Com         030954101  3,124      42,500  Sh          Sole                42,500     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107    948     583,515  Sh          Sole               583,515     0     0
Aspect Telecommunications Corp.         Com         045237104    487      50,000  Sh          Sole                50,000     0     0
Ballard Medical Products                Com         058566100    583      25,000  Sh          Sole                25,000     0     0
BankBoston Corp.                        Com         06605R106  2,045      40,000  Sh          Sole                40,000     0     0
Cendant Corp.                           Com         151313103    205      10,000  Sh          Sole                10,000     0     0
Coltec Industries, Inc.                 Com         196879100    629      29,000  Sh          Sole                29,000     0     0
Cytec Industries Corp.                  Com         232820100  2,231      70,000  Sh          Sole                70,000     0     0
Delta and Pine Land Co.                 Com         247357106  1,077      34,200  Sh          Sole                34,200     0     0
Entrust Technologies Inc.               Com         293848107    665      20,000  Sh          Sole                20,000     0     0
Gulfstream Aerospace Corp.              Com         402734107     68       1,000  Sh          Sole                 1,000     0     0
Pediatrix Medical Group Inc.            Com         705324101    903      42,500  Sh          Sole                42,500     0     0
Skytel Communications Inc.              Com         83087Q104    222      10,600  Sh          Sole                10,600     0     0
Ameritech Corp.                         Com         030954101 19,617     266,900  Sh        Defined      01      266,900     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107     81      50,000  Sh        Defined      01       50,000     0     0
Aspect Telecommunications Corp.    Sb Db Cv Zero 18 045237AE4  4,022  19,150,000  Prn       Defined      01   19,150,000     0     0
Ballard Medical Products                Com         058566100  6,887     295,400  Sh        Defined      01      295,400     0     0
BankBoston Corp.                        Com         06605R106  8,333     163,000  Sh        Defined      01      163,000     0     0
Browning-Ferris Industries Inc.         Com         115885105  1,913      44,500  Sh        Defined      01       44,500     0     0
Coltec Industries, Inc.                 Com         196879100 18,087     834,000  Sh        Defined      01      834,000     0     0
Delta and Pine Land Co.                 Com         247357106  7,522     238,800  Sh        Defined      01      238,800     0     0
Gulfstream Aerospace Corp.              Com         402734107    811      12,000  Sh        Defined      01       12,000     0     0
Honeywell Inc.                          Com         438506107    811       7,000  Sh        Defined      01        7,000     0     0
Level One Communications Inc.           Com         527295109  1,982      40,500  Sh        Defined      01       40,500     0     0
Newcourt Credit Group Inc.              Com         650905102    310      24,000  Sh        Defined      01       24,000     0     0
Pioneer Hi-Bred International Inc.      Com         723686101  4,178     107,300  Sh        Defined      01      107,300     0     0
Skytel Communications Inc.              Com         83087Q104    490      23,400  Sh        Defined      01       23,400     0     0
TCA Cable TV Inc.                       Com         872241104    694      12,500  Sh        Defined      01       12,500     0     0
Ameritech Corp.                         Com         030954101 11,973     162,900  Sh        Defined              162,900     0     0
Aquila Biopharmaceuticals Inc.          Com         03839F107     36      22,000  Sh        Defined               22,000     0     0
Aspect Telecommunications Corp.    Sb Db Cv Zero 18 045237AE4  2,436  11,600,000  Prn       Defined           11,600,000     0     0
Ballard Medical Products                Com         058566100  4,175     179,100  Sh        Defined              179,100     0     0
BankBoston Corp.                        Com         06605R106  5,041      98,600  Sh        Defined               98,600     0     0
Browning-Ferris Industries Inc.         Com         115885105  1,170      27,200  Sh        Defined               27,200     0     0
Coltec Industries, Inc.                 Com         196879100 11,039     509,000  Sh        Defined              509,000     0     0
Delta and Pine Land Co.                 Com         247357106  4,612     146,400  Sh        Defined              146,400     0     0
Gulfstream Aerospace Corp.              Com         402734107    446       6,600  Sh        Defined                6,600     0     0
Honeywell Inc.                          Com         438506107    487       4,200  Sh        Defined                4,200     0     0
Level One Communications Inc.           Com         527295109  1,258      25,700  Sh        Defined               25,700     0     0
Newcourt Credit Group Inc.              Com         650905102    181      14,000  Sh        Defined               14,000     0     0
Pioneer Hi-Bred International Inc.      Com         723686101  2,539      65,200  Sh        Defined               65,200     0     0
Skytel Communications Inc.              Com         83087Q104    295      14,100  Sh        Defined               14,100     0     0
TCA Cable TV Inc.                       Com         872241104    416       7,500  Sh        Defined                7,500     0     0
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